Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 86,542	$ 746,940
Inventory	1,382,938	1,414,848
Prepaid expenses and other current assets	90,538	436,407
Assets, Current	1,560,018	2,598,195
Long-term assets:
Property and equipment, net	728	2,044
Other assets	3,500	3,500
Total long-term assets	4,228	5,544
Total assets	1,564,246	2,603,739
Current liabilities:
Accounts payable	2,471,162	1,328,000
Shareholder advances	50,000	0
Shareholder and Third-Party Advances related to Bridge Financing	690,015	0
Accrued expenses and other liabilities	200,522	318,505
Current portion of accrued interest	820,509	127,781
Current portion of derivative liability	0	748,275
Total current liabilities	9,579,274	3,320,494
Long-term liabilities:
Accrued interest	0	204,575
Derivative liability	0	459,200
Total long-term liabilities	0	3,476,048
Total liabilities	9,579,274	6,796,542
Stockholders’ equity (deficit):
Common stock, $0.001 par value, 800,000,000 shares authorized as of September 30, 2022 and 2021, 249,886,370 and 237,169,770 shares issued as of September 30, 2022 and 2021, and 249,936,370 and 236,719,770 outstanding as of September 30, 2022 and 2021	161	157
Additional paid-in capital	51,583,224	50,879,813
Accumulated deficit	(59,598,413)	(55,072,773)
Total stockholders’ deficit	(8,015,028)	(4,192,803)
Total liabilities and stockholders’ deficit	1,564,246	2,603,739
Insurance Premium Financing [Member]
Current liabilities:
Insurance premium financing	0	247,933
Convertible Notes Payable Series One [Member]
Current liabilities:
Current portion of Series 1 convertible notes	550,000	550,000
Convertible Notes Payable Series Two [Member]
Current liabilities:
Current portion of Series 1 convertible notes	450,000
Long-term liabilities:
Series 1 convertible notes	0	450,000
Unsecured Convertible Notes [Member]
Current liabilities:
Current portion of Series 1 convertible notes	1,401,618	0
Long-term liabilities:
Senior secured convertible notes, net of discount and issuance costs	0	699,781
Senior Secured Convertible Notes [Member]
Current liabilities:
Current portion of Series 1 convertible notes	2,945,448	0
Long-term liabilities:
Senior secured convertible notes, net of discount and issuance costs	$ 0	$ 1,662,492